Contingencies (Federal Government's Lawsuit) (Details) (Federal Government's Lawsuit [Member], USD $)		12 Months Ended
	Dec. 14, 2011	Dec. 31, 2011 Health Care Cost Recovery Litigation [Member]
Loss Contingencies [Line Items]
Loss contingency, period of occurrence		August 2006
Amount of alleged annual costs health care programs, minimum		$ 20,000,000,000
Amount of disgorgement of profits requested in Federal Government lawsuit		280,000,000,000
Final damages imposed by court		0
Proposed final judgment		14,000,000,000
Fund for 5 year national smoking cessation program		10,000,000,000
Fund for 10 year public education and counter-marketing campaign		4,000,000,000
Loss contingency, amount of district court deposit	$ 3,100,000